Other investments	12 Months Ended
Mar. 31, 2021
Disclosure of Other investments [Abstract]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]
15.	Other investments

Other Investments comprise investment in unquoted equity instruments classified as financial assets at FVTOCI and investment in unquoted debt securities classified as financial assets at amortised cost. The details of such investments are given below:

	March 31, 2021	March 31, 2020
Investment in equity instruments – unquoted
Investment in equity shares of Vashi Railway Station Commercial Complex Limited	150	150
Investment in equity shares of Sarayu Clean Gen Private Limited	1,560	1,560
Investment in debt securities – unquoted
Investment in Attala Systems Corporation #	205,015	210,262
Investment in The Gizmo App Company	5,513	-
	212,238	211,972

# Unsecured convertible promissory note of $2789 with Attala Systems Corporation, of which $ 750 (₹ 55,100), $ 375(₹ 27,600), $

375 (₹ 27,600), $ 500 (₹ 36,800), $ 214 (₹ 15,700) and $ 575 (₹ 42,200) matures on 17th October 2019, 4th January 2020 , 4th April 2020 , 30th October 2020, 1st January 2021 and 27th November 2021 respectively. The note bears interest at a rate of five percent (5%). On 15th October 2019, the note has been amended to extend the maturity date to 30th October 2021. The note bears interest at a rate of five percent (
5
%). The promissory note is convertible to equity securities under specific terms based on triggering events as defined in the agreement.